Vanguard® Communication Services Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Diversified Telecommunication Services (10.5%)
	AT&T Inc.	9,919,436	258,104
	Verizon Communications Inc.	5,954,809	244,802
*,1	AST SpaceMobile Inc.	812,943	45,687
*	Frontier Communications Parent Inc.	1,009,768	38,290
*	Lumen Technologies Inc.	3,932,584	31,893
*	Globalstar Inc.	204,433	12,419
*	Liberty Global Ltd. Class A	662,002	7,554
*	Liberty Global Ltd. Class C	563,521	6,469
	Iridium Communications Inc.	385,298	6,319
*	Liberty Latin America Ltd. Class C	552,095	4,831
	IDT Corp. Class B	85,908	4,276
	Uniti Group Inc.	626,747	3,992
	Cogent Communications Holdings Inc.	198,441	3,786
*	GCI Liberty Inc. Class C	94,467	3,148
	Shenandoah Telecommunications Co.	189,030	2,066
*	Bandwidth Inc. Class A	114,559	1,631
*	Liberty Latin America Ltd. Class A	110,102	956
*	Anterix Inc.	41,220	848
	ATN International Inc.	39,659	836
*	GCI Liberty Inc. Class A	13,277	443
			678,350
Entertainment (22.0%)
*	Netflix Inc.	2,450,783	263,655
	Walt Disney Co.	2,408,824	251,650
*	Warner Bros Discovery Inc.	6,980,514	167,532
*	Roblox Corp. Class A	1,252,264	119,003
	Electronic Arts Inc.	583,629	117,911
*	Take-Two Interactive Software Inc.	475,052	116,896
*	Live Nation Entertainment Inc.	653,384	85,887
*	Liberty Media Corp.-Liberty Formula One Class C	856,844	82,240
	TKO Group Holdings Inc.	281,683	54,616
*	Roku Inc.	525,441	50,857
	Warner Music Group Corp. Class A	529,743	14,960
*	Madison Square Garden Sports Corp.	62,927	14,349
*	Liberty Media Corp.-Liberty Live Class C	180,161	14,271
	Cinemark Holdings Inc.	417,739	11,438
*	Sphere Entertainment Co.	103,462	8,752
*	Madison Square Garden Entertainment Corp.	155,550	7,695
*	Atlanta Braves Holdings Inc. Class C	187,213	7,451
*	IMAX Corp.	184,447	6,843
*	Lionsgate Studios Corp.	817,733	6,100
*	Liberty Media Corp.-Liberty Live Class A	72,145	5,549
*	AMC Entertainment Holdings Inc. Class A	2,069,187	5,069
	Marcus Corp.	92,388	1,450
	Playtika Holding Corp.	305,585	1,238
*	Atlanta Braves Holdings Inc. Class A	26,822	1,169
*	Eventbrite Inc. Class A	307,062	765
*	Playstudios Inc.	370,041	238
*	Vivid Seats Inc. Class A	12,615	97
			1,417,681
Interactive Media & Services (52.3%)
	Meta Platforms Inc. Class A	2,301,879	1,491,503
	Alphabet Inc. Class A	2,937,729	940,602
	Alphabet Inc. Class C	2,006,419	642,295
*	Reddit Inc. Class A	407,499	88,211
*	Pinterest Inc. Class A	2,419,782	63,205
*	Snap Inc. Class A	4,343,895	33,361
	Match Group Inc.	922,165	30,717
*	Cargurus Inc.	343,030	12,102

		Shares	Market Value ($000)
*	ZoomInfo Technologies Inc.	1,092,568	10,838
*	IAC Inc.	284,995	9,995
*	Trump Media & Technology Group Corp.	670,617	7,739
*	Yelp Inc.	241,684	6,987
*	TripAdvisor Inc.	398,250	5,922
*	Ziff Davis Inc.	165,420	5,429
*	fuboTV Inc.	1,381,206	4,199
*	EverQuote Inc. Class A	119,426	3,152
*	QuinStreet Inc.	220,235	3,074
*	Cars.com Inc.	235,675	2,734
*	Taboola.com Ltd.	589,058	2,403
	Shutterstock Inc.	100,130	2,085
*,1	Rumble Inc.	305,792	2,070
*	Grindr Inc.	155,405	1,994
*	Angi Inc.	153,255	1,750
*	Nextdoor Holdings Inc.	877,376	1,535
*	Mediaalpha Inc. Class A	116,855	1,491
*	Bumble Inc. Class A	356,297	1,265
*	ZipRecruiter Inc. Class A	246,299	1,170
			3,377,828
Media (11.8%)
	Comcast Corp. Class A	6,204,907	165,609
	Omnicom Group Inc.	1,289,895	92,382
*	Charter Communications Inc. Class A	358,156	71,674
*	Trade Desk Inc. Class A	1,797,458	71,107
	Fox Corp. Class A	641,946	42,047
*	EchoStar Corp. Class A	567,737	41,609
	New York Times Co. Class A	621,040	40,057
	News Corp. Class A	1,502,131	38,575
	Fox Corp. Class B	617,909	35,999
	Nexstar Media Group Inc.	116,224	22,331
*	Liberty Broadband Corp. Class C	448,736	20,772
[1]	Paramount Skydance Corp. Class B	1,288,518	20,642
	Sirius XM Holdings Inc.	747,314	15,888
	News Corp. Class B	505,374	14,873
	TEGNA Inc.	649,873	12,686
*	Magnite Inc.	574,490	8,439
	John Wiley & Sons Inc. Class A	170,349	6,194
*	DoubleVerify Holdings Inc.	561,341	5,917
*	Liberty Broadband Corp. Class A	96,177	4,454
*	Integral Ad Science Holding Corp.	335,285	3,447
*	USA TODAY Co. Inc.	562,680	2,819
*	Stagwell Inc.	469,754	2,518
	Scholastic Corp.	83,534	2,468
	Sinclair Inc.	148,401	2,339
	Cable One Inc.	19,319	2,264
*	Clear Channel Outdoor Holdings Inc.	1,004,285	1,999
*	Optimum Communications Inc. Class A	981,685	1,865
	Gray Media Inc.	357,052	1,757
*	iHeartMedia Inc. Class A	419,344	1,648
*	Ibotta Inc. Class A	60,550	1,445
*	PubMatic Inc. Class A	142,337	1,282
*	Boston Omaha Corp. Class A	98,726	1,227
*	AMC Networks Inc. Class A	127,569	1,138
	National CineMedia Inc.	262,265	1,130
*	EW Scripps Co. Class A	244,324	1,034
*	Thryv Holdings Inc.	166,868	940
*	WideOpenWest Inc.	171,393	888
*	TechTarget Inc.	114,327	598
*	MNTN Inc. Class A	43,302	591
*	Advantage Solutions Inc.	390,968	371
*	Cardlytics Inc.	180,935	224
			765,247
Other (0.0%)[2]
*,3	GCI Liberty Inc.	188,049	—
Wireless Telecommunication Services (3.1%)
	T-Mobile US Inc.	837,348	175,014
	Telephone & Data Systems Inc.	413,887	16,667

		Shares	Market Value ($000)
	Array Digital Infrastructure Inc.	64,603	3,177
*	Gogo Inc.	297,714	2,129
	Spok Holdings Inc.	82,288	1,093
			198,080
Total Common Stocks (Cost $5,433,120)			6,437,186
Rights (0.0%)
*	GCI Liberty Inc. Exp. 12/17/2025 (Cost $—)	40,615	252
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.024% (Cost $26,155)	261,570	26,157
Total Investments (100.1%) (Cost $5,459,275)			6,463,595
Other Assets and Liabilities—Net (-0.1%)			(8,231)
Net Assets (100.0%)			6,455,364
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,996.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $7,195 was received for securities on loan, of which $6,798 is held in Vanguard Market Liquidity Fund and $397 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AST SpaceMobile Inc.	2/2/2026	GSI	3,679	(3.880)	—	(30)
Fox Corp.	8/31/2026	BANA	13,270	(3.880)	151	—
					151	(30)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,437,186	—	—	6,437,186
Rights	252	—	—	252
Temporary Cash Investments	26,157	—	—	26,157
Total	6,463,595	—	—	6,463,595
Derivative Financial Instruments
Assets
Swap Contracts	—	151	—	151
Liabilities
Swap Contracts	—	(30)	—	(30)